Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 MXN ($)	Jun. 30, 2021 MXN ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2021 MXN ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization			$ 69,413,993	$ 68,197,867
Plugging and abandonment cost			35,914	68,335
Provisions for plugging wells	$ 69,821,593		69,821,593			$ 70,144,756
Net impairment	47,787,490	$ (14,437,323)	64,128,110	32,192,460
Increase (decrease) through net exchange differences, property, plant and equipment			4,924,630	800,793
Property, plant and equipment recognised as of acquisition date	$ 29,669,961		29,669,961		$ 1,454,196
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost			$ 1,674,380	$ 1,487,241
Pemex exploration and production [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			5.40%	6.15%
Pemex exploration and production [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			6.48%	6.35%